Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 13 – RELATED-PARTY TRANSACTIONS

In February 2024, we issued and sold an aggregate of 10,089 shares of Series A Preferred Stock, 306 Series A Common Warrants and 2,500 Preferred Warrants, at a price of $800 per share of Series A Preferred Stock, for aggregate cash proceeds of approximately $8.0 million, plus additional cash proceeds of up to $2.0 million if the Preferred Warrants are exercised.

The following table summarizes the shares of our Series A Preferred Stock issued to our related parties:

Purchasers	Shares of Series A Preferred Stock	Total Purchase Price
Daniel Corey(1)	150	$150,000
Atwood-Edminster Trust dtd 4-2-2000 (2)	1,002	$1,002,000
Chris Ehrlich(3)	275	$275,000

On February 5, 2025, the Company announced the pricing of a reasonable best efforts public offering (the “Offering”), with participation from a member of the Company’s board of directors and a single institutional investor, for the purchase and sale of (i) 15,000 shares of common stock, (ii) 112,500 February 2025 Pre-funded Warrants; and (iii) common warrants to purchase up to 127,551 shares of common stock (the “February 2025 Common Warrants”), at a combined public offering price of $39.20 per share and Warrant (See Note 8).

The following table summarizes the pre-funded warrants and February 2025 Common Warrants sold to our related party:

Purchasers	Pre-Funded Warrants Purchased	Total Purchase Price	February 2025 Common Warrants Issued
Atwood-Edminster Trust dtd 4-2-2000 and GVN, LLC (2)	25,510	$999,992	25,510

(1)	Daniel Corey served as the Chief Technology Officer and a member of the board of directors of the Company from February 2024 to September 2024, and previously served as Chief Executive Officer, Chief Scientific Officer, and a member of the board of directors of Legacy CERo until the closing of the Business Combination in February 2024.

(2)	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000. GVN, LLC, is a limited liability company of which the sole member is the Atwood-Edminster Trust dtd 4-2-2000, and of which Brian G. Atwood and Lynne H. Edminster are the managers.

(3)	Chris Ehrlich has served as the Chairman and Chief Executive Officer of the Company since December 2024, and previously served as (i) interim Chairman and Chief Executive Officer of the Company from October 2024 to November 2024, (ii) Vice Chairman of the board of directors of the Company from February 2024 to September 2024, and (iii) the Chief Executive Officer of PBAX until the closing of the Business Combination in February 2024.

During the three months ended March 31, 2025 and for the period from February 14, 2024 to March 31, 2024, the Company incurred a consulting fee of $60,000 and $15,000 to a member of the Company’s board of directors, respectively.

NOTE 14 – RELATED-PARTY TRANSACTIONS

In February 2024, we issued and sold an aggregate of 10,039 shares of Series A Preferred Stock, 306 Series A Common Warrants and 2,500 Preferred Warrants, at a price of $800 per share of Series A Preferred Stock, for aggregate cash proceeds of approximately $8.0 million, plus additional cash proceeds of up to $2.0 million if the Preferred Warrants are exercised.

The following table summarizes the shares of our Series A Preferred Stock issued to our related parties:

Purchasers	Shares of Series A Preferred Stock	Total Purchase Price
Daniel Corey(1)	150	$150,000
Atwood-Edminster Trust dtd 4-2-2000 (2)	1,002	$1,002,000
Chris Ehrlich(3)	275	$275,000

(1)	Daniel Corey served as the Chief Technology Officer and a member of the board of directors of the Company from February 2024 to September 2024, and previously served as Chief Executive Officer, Chief Scientific Officer, and a member of the board of directors of Legacy CERo until the closing of the Business Combination in February 2024.

(2)	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000.

(3)	Chris Ehrlich has served as the Chairman and Chief Executive Officer of the Company since December 2024, and previously served as (i) interim Chairman and Chief Executive Officer of the Company from October 2024 to November 2024, (ii) Vice Chairman of the board of directors of the Company from February 2024 to September 2024, and (iii) the Chief Executive Officer of PBAX until the closing of the Business Combination in February 2024.